Cover Page	Dec. 09, 2019
Cover page.
Document Type	8-K
Document Period End Date	Dec. 09, 2019
Entity Registrant Name	PLANTRONICS INC
Entity Central Index Key	0000914025
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-12696
Entity Tax Identification Number	77-0207692
Entity Address, Address Line One	345 Encinal Street
Entity Address, City or Town	Santa Cruz
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95060
City Area Code	831
Local Phone Number	426-5858
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	COMMON STOCK, $0.01 PAR VALUE
Trading Symbol	PLT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--03-31